Results for the year - Income taxes and deferred income taxes - Income Taxes Paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 4,262	kr 7,774	kr 6,640
Income taxes paid outside Denmark for current year	4,508	2,258	2,376
Income taxes paid/repayments relating to prior years	1,336	904	598
Income taxes paid	kr 10,106	kr 10,936	kr 9,614